Quarterly Financial Information	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

NOTE 30 – Quarterly Financial Information (Unaudited)

	Year Ended December 31, 2016
(in thousands, except per share amounts)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Operating revenues	$571,299	$603,627	$586,488	$586,665
Interest income	62,786	65,780	74,881	90,844
Total revenues	634,085	669,407	661,369	677,509
Interest expense	14,111	17,262	19,383	16,118
Net revenues	619,974	652,145	641,986	661,391
Total non-interest expenses	576,061	636,352	614,004	606,497
Income before income tax expense	43,913	15,793	27,982	54,894
Provision for income taxes	16,858	6,022	10,168	28,014
Net income	27,055	9,771	17,814	26,880
Preferred dividends	—	—	1,563	2,343
Net income available to common shareholders	$27,055	$9,771	$16,251	$24,537
Earnings per common share
Basic	$0.40	$0.15	$0.24	$0.37
Diluted	$0.36	$0.13	$0.21	$0.31

Weighted-average number of common shares outstanding:
Basic	67,579	66,792	66,482	66,636
Diluted	76,086	75,982	77,544	79,539

	Year Ended December 31, 2015
(in thousands, except per share amounts)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Operating revenues	$531,265	$563,998	$557,995	$545,132
Interest income	42,736	43,851	43,376	48,639
Total revenues	574,001	607,849	601,371	593,771
Interest expense	13,019	10,098	9,796	12,485
Net revenues	560,982	597,751	591,575	581,286
Total non-interest expenses	490,916	559,680	569,227	570,204
Income before income tax expense	70,066	38,071	22,348	11,082
Provision for income taxes	26,969	17,183	5,169	(90)
Net income	$43,097	$20,888	$17,179	$11,172
Earnings per common share
Basic	$0.62	$0.31	$0.25	$0.16
Diluted	$0.56	$0.27	$0.22	$0.14
Weighted-average number of common shares outstanding:
Basic	68,006	68,370	69,633	68,150
Diluted	77,359	77,856	79,759	79,355